STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Employee stock options $ in Millions		12 Months Ended
	Jan. 01, 2026 Options shares	Dec. 31, 2025 USD ($) Options Y	Dec. 31, 2024 USD ($) Y Options	Dec. 31, 2025 Options $ / shares shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				1,559,812	2,125,773	4,646,412
Weighted average exercise price of outstanding stock options				$ 89.13	$ 72.37	$ 77.54
Number of exercisable stock options | Options				278,566	632,584
Weighted average exercise price of exercisable stock options				$ 77.17	$ 76.15
Common stock reserved for future issuance | shares				1,559,812
Number of common shares available for grant | shares				1,337,379
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate		2.75%	4.11%
Expected life of stock options (in years) | Y		2.1	2.4
Expected volatility of Agnico Eagle's share price		29.00%	32.00%
Expected dividend yield		2.10%	3.00%
Total compensation expense recorded in the general and administrative | $		$ 10.4	$ 10.3
Granted during the year | Options		873,464	1,021,400
Vesting period		3 years
Subsequent events
Significant assumptions used to estimate the fair value of stock options
Granted during the year | Options	347,595
Number of stock options vested within 30 days of grant date | shares	86,899
Exercise Price Range 67.19 To 72.65
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				883,834
Weighted average remaining contractual life of outstanding share options		2 years 5 months 26 days
Weighted average exercise price of outstanding stock options				$ 71.37
Number of exercisable stock options | Options				227,499
Weighted average remaining contractual life of exercisable stock options		1 year 9 months 25 days
Weighted average exercise price of exercisable stock options				$ 69.53
Exercise Price Range 89.59 To 112.46
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				675,978
Weighted average remaining contractual life of outstanding share options		4 years
Weighted average exercise price of outstanding stock options				$ 112.37
Number of exercisable stock options | Options				51,067
Weighted average remaining contractual life of exercisable stock options		3 years 9 months 18 days
Weighted average exercise price of exercisable stock options				$ 111.21
Exercise Price Range 67.19 To 112.46
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options				1,559,812
Weighted average remaining contractual life of outstanding share options		3 years 1 month 24 days
Weighted average exercise price of outstanding stock options				$ 89.13
Number of exercisable stock options | Options				278,566
Weighted average remaining contractual life of exercisable stock options		2 years 2 months 4 days
Weighted average exercise price of exercisable stock options				$ 77.17
Minimum | Exercise Price Range 67.19 To 72.65
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				67.19
Minimum | Exercise Price Range 89.59 To 112.46
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				89.59
Minimum | Exercise Price Range 67.19 To 112.46
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				67.19
Maximum | Exercise Price Range 67.19 To 72.65
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				72.65
Maximum | Exercise Price Range 89.59 To 112.46
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				112.46
Maximum | Exercise Price Range 67.19 To 112.46
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices				$ 112.46